Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001786958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Aug. 01, 2023